CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (292.8)	$ (193.0)	$ (317.6)
Other comprehensive income	0.0	0.0	0.0
Total comprehensive loss	(292.8)	(193.0)	(317.6)
Comprehensive loss attributable to:
Shareholders of Borr Drilling Limited	$ (292.8)	$ (193.0)	$ (317.6)